Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	E-COMMERCE CHINA DANGDANG INC.
Entity Central Index Key	0001499744
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Class A common shares
Entity Common Stock, Shares Outstanding	279,517,750
Class B common shares
Entity Common Stock, Shares Outstanding	131,916,660

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A common shares CNY	Dec. 31, 2010 Class A common shares CNY	Dec. 31, 2011 Class B common shares CNY	Dec. 31, 2010 Class B common shares CNY	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ Class A common shares USD ($)	Dec. 31, 2011 US$ Class B common shares USD ($)
Current assets:
Cash and cash equivalents	192,962	1,691,906					$ 30,659
Time deposits	1,178,839						187,298
Held-to-maturity investments	20,000						3,178
Inventories	1,583,283	896,273					251,558
Accounts receivable (net of allowance for doubtful accounts of RMB1,793 and RMB1,746 (US$277) as of December 31, 2010 and 2011, respectively)	67,369	17,802					10,704
Prepaid expenses and other current assets (including expenses prepaid to related parties amounting to RMB9,625 and RMB9,625 (US$1,529) as of December 31, 2010 and 2011 respectively)	142,307	100,639					22,610
Amounts due from related parties	188	3,014					30
Deferred tax assets		22,095
Total current assets	3,184,948	2,731,729					506,037
Fixed assets, net	96,612	55,934					15,350
Prepaid expenses and deposits (including expenses prepaid to related parties amounting to RMB9,625 and RMB nil (US$ nil) as of December 31, 2010 and 2011, respectively)	4,182	11,891					664
Deferred tax assets		1,903
Total assets	3,285,742	2,801,457					522,051
Current liabilities:
Accounts payable	1,485,943	865,953					236,093
Short-term bank loan	150,000						23,833
Deferred revenue	213,230	80,077					33,879
Accrued expenses and other current liabilities	266,092	170,349					42,278
Amounts due to selling shareholders		255,568
Amounts due to related parties	12,691	15,253					2,016
Total current liabilities	2,127,956	1,387,200					338,099
Total liabilities	2,127,956	1,387,200					338,099
Commitments and contingencies
Shareholders' equity:
Common shares			197	71	103	223		31	16
Additional paid-in capital	1,825,873	1,787,665					290,102
Accumulated other comprehensive loss	(88,336)	(22,138)					(14,036)
Accumulated deficit	(580,051)	(351,564)					(92,161)
Total shareholders' equity	1,157,786	1,414,257	197	71	103	223	183,952	31	16
Total liabilities and shareholders' equity	3,285,742	2,801,457					$ 522,051

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A common shares	Dec. 31, 2010 Class A common shares	Dec. 31, 2011 Class B common shares	Dec. 31, 2010 Class B common shares	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ Class A common shares USD ($)	Dec. 31, 2011 US$ Class B common shares USD ($)
Allowance for doubtful accounts	1,746	1,793					$ 277
Expenses prepaid to related parties, current	9,625	9,625					1,529
Expenses prepaid to related parties, non-current		9,625
Common shares, par value (in dollars per share)								$ 0.0001	$ 0.0001
Common shares, shares authorized			686,505,790	686,505,790	313,494,210	313,494,210
Common shares, shares issued			265,082,760	104,533,340	131,916,660	286,520,870
Common shares, shares outstanding			265,082,760	104,533,340	131,916,660	286,520,870

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Common shares	Dec. 31, 2011 Class A common shares	Dec. 31, 2010 Class A common shares	Dec. 31, 2011 Class B common shares	Dec. 31, 2010 Class B common shares	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ Class A common shares	Dec. 31, 2011 US$ Class B common shares
Net revenues
Product revenue	3,551,510	2,255,521	1,450,096						$ 564,278
Other revenue	67,462	26,159	7,556						10,719
Total net revenues	3,618,972	2,281,680	1,457,652						574,997
Cost of revenues
Total cost of revenues (including purchases from a related party amounting to RMB4,280, RMB4,100 and RMB nil (US$ nil) for the years ended December 31, 2009, 2010 and 2011, respectively)	(3,118,365)	(1,775,881)	(1,129,961)						(495,458)
Gross profit	500,607	505,799	327,691						79,539
Operating expenses:
Fulfillment (including service fees payable to related parties amounting to RMB13,275, RMB9,625 and RMB9,625 (US$1,529) for the years ended December 31, 2009, 2010 and 2011, respectively)	(474,506)	(286,443)	(201,270)						(75,391)
Marketing	(150,313)	(76,669)	(38,473)						(23,882)
Technology and content	(89,616)	(64,682)	(38,989)						(14,239)
General and administrative (including consulting fees paid to related parties amounting to RMB2,732, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2009, 2010 and 2011, respectively)	(84,113)	(67,903)	(38,021)						(13,364)
Government grants	13,603	4,805							2,161
Income (loss) from operations	(284,338)	14,907	10,938						(45,176)
Interest income	26,347	7,087	5,418						4,186
Other (expenses) income, net	53,830	(3,273)	560						8,553
Income (loss) before income taxes	(204,161)	18,721	16,916						(32,437)
Income tax benefit (expense)	(24,326)	12,061							(3,865)
Net income (loss)	(228,487)	30,782	16,916						(36,302)
Deemed dividend on Series C convertible preferred shares		(1,779)
Net income (loss) attributable to common shareholders	(228,487)	29,003	16,916						$ (36,302)
Income (loss) per common share:
Basic (in CNY and dollars per share)	(0.58)	0.02							$ (0.09)
Diluted (in CNY and dollars per share)	(0.58)	0.02							$ (0.09)
Common shares:
Basic (in shares)				175,644,260	188,572,218	6,712,195	205,486,874	181,562,768		188,572,218	205,486,874
Diluted (in shares)				175,644,260	394,059,092	216,359,263	205,486,874	181,562,768		394,059,092	205,486,874

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
Cost of revenues, purchases from a related party		4,100	4,280
Fulfillment, service fees payable to related parties	9,625	9,625	13,275	1,529
General and administrative, consulting fees paid to related parties			2,732

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
Cash flows from operating activities:
Net income (loss)	(228,487)	30,782	16,916	$ (36,302)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Allowance for doubtful receivables	(47)	1,793		(7)
Depreciation of fixed assets	24,870	20,098	12,742	3,951
Share-based compensation	11,457	10,300	3,997	1,821
Deferred income tax (expense) benefit	23,998	(23,998)		3,813
Unrealized foreign currency exchange (income) loss	(49,994)	2,317	(354)	(7,943)
Changes in operating assets and liabilities:
Increase in inventories	(687,010)	(355,529)	(239,931)	(109,155)
Increase in accounts receivable	(49,520)	(7,831)	(3,739)	(7,868)
Increase in prepaid expenses and other current assets	(34,747)	(48,699)	(34,474)	(5,521)
Decrease in due from related parties	2,826	116	883	449
(Increase) decrease in other non-current assets	7,709	(11,404)	(487)	1,225
Increase in accounts payable	609,793	240,741	245,809	96,886
Increase in deferred revenue	133,153	41,558	22,760	21,156
Increase in accrued expenses and other current liabilities	96,306	85,852	42,409	15,301
Increase (decrease) in amounts due to related parties	(2,562)	(520)	5,206	(407)
Net cash provided by (used in) operating activities	(142,255)	(14,424)	71,737	(22,601)
Cash flows from investing activities:
Purchases of fixed assets	(62,273)	(41,824)	(22,828)	(9,894)
Proceeds received from maturity of held-to-maturity investments	1,865,000	1,728,000	823,000	296,319
Purchases of held-to-maturity investments	(1,885,000)	(1,638,000)	(863,000)	(299,496)
Time deposits placed with financial institution	(2,766,366)			(439,531)
Maturity of time deposits	1,587,527			252,233
Net cash (used in) provided by investing activities	(1,261,112)	48,176	(62,828)	(200,369)
Cash flows from financing activities:
Proceeds from short-term bank loan	150,000			23,833
Proceeds from exercise of share options	20,008	10,398		3,179
Proceeds from disposal of Class B common shares received on behalf of selling shareholders		257,124
Payment of proceeds from disposal of Class B common shares to selling shareholders	(257,124)			(40,853)
Proceeds from initial public offering		1,343,357
Reimbursement of initial public offering costs	7,711			1,225
Initial public offering costs	(1,526)	(15,219)		(242)
Net cash provided by (used in) financing activities	(80,931)	1,595,660		(12,858)
Effect of exchange rate changes on cash and cash equivalents	(14,646)	(13,265)	341	(2,330)
Net increase (decrease) in cash and cash equivalents	(1,498,944)	1,616,147	9,250	(238,158)
Cash and cash equivalents at beginning of the year	1,691,906	75,759	66,509	268,817
Cash and cash equivalents at end of the year	192,962	1,691,906	75,759	30,659
Supplementary disclosures of cash flow information:
Payable for purchase of property and equipment	10,197			$ 1,620

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY In Thousands, except Share data, unless otherwise specified	Total CNY	Additional paid-in capital CNY	Accumulated other comprehensive loss CNY	Accumulated deficit CNY	Comprehensive Income CNY	Common shares CNY	Class A common shares CNY	Class B common shares CNY	US$ USD ($)	US$ Additional paid-in capital USD ($)	US$ Accumulated other comprehensive loss USD ($)	US$ Accumulated deficit USD ($)	US$ Class A common shares USD ($)	US$ Class B common shares USD ($)
Balance at Dec. 31, 2008	(291,443)	119,005	(13,116)	(397,483)		151
Balance (in shares) at Dec. 31, 2008						175,644,260
Comprehensive income (loss)
Net income (loss)	16,916			16,916	16,916
Foreign currency translation adjustment	(13)		(13)		(13)
Total comprehensive income (loss)	16,903				16,903
Share-based compensation	3,997	3,997
Balance at Dec. 31, 2009	(270,543)	123,002	(13,129)	(380,567)		151
Balance (in shares) at Dec. 31, 2009						175,644,260
Comprehensive income (loss)
Net income (loss)	30,782			30,782	30,782
Foreign currency translation adjustment	(9,009)		(9,009)		(9,009)
Total comprehensive income (loss)	21,773				21,773
Deemed dividend on Series C convertible preferred shares	(1,779)			(1,779)
Share-based compensation	10,300	10,300
Share-based compensation (in shares)						300,000
Re-registration of common shares to Class B common shares						(151)		151
Re-registration of common shares to Class B common shares (in shares)						(175,944,260)		175,944,260
Issuance of Class A common shares	1,343,357	1,343,312					45
Issuance of Class A common shares (in shares)							67,500,000
Initial public offering costs capitalized	(19,058)	(19,058)
Conversion of convertible preferred shares into common shares	319,809	319,718						91
Conversion of convertible preferred shares into common shares (in shares)								137,549,950
Conversion of Class B common shares into Class A common shares							19	(19)
Conversion of Class B common shares into Class A common shares (in shares)							26,973,340	(26,973,340)
Exercise of stock options	10,398	10,391					7
Exercise of stock options (in shares)							10,060,000
Balance at Dec. 31, 2010	1,414,257	1,787,665	(22,138)	(351,564)			71	223
Balance (in shares) at Dec. 31, 2010							104,533,340	286,520,870
Comprehensive income (loss)
Net income (loss)	(228,487)			(228,487)	(228,487)				(36,302)
Foreign currency translation adjustment	(66,198)		(66,198)		(66,198)
Total comprehensive income (loss)	(294,685)				(294,685)
Share-based compensation	11,457	11,457
Reimbursement of initial public offering costs	7,711	7,711
Initial public offering costs capitalized	(962)	(962)
Conversion of Class B common shares into Class A common shares							120	(120)
Conversion of Class B common shares into Class A common shares (in shares)							154,604,210	(154,604,210)
Exercise of stock options	20,008	20,002					6
Exercise of stock options (in shares)							5,945,210
Balance at Dec. 31, 2011	1,157,786	1,825,873	(88,336)	(580,051)			197	103	$ 183,952	$ 290,102	$ (14,036)	$ (92,161)	$ 31	$ 16
Balance (in shares) at Dec. 31, 2011							265,082,760	131,916,660

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

Note 1—ORGANIZATION AND BASIS OF PRESENTATION

E-Commerce China Dangdang Inc. (the “Company”) is a limited company incorporated on January 7, 2000 and domiciled in the Cayman Islands. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and affiliated PRC entities (“Affiliated PRC Entities”), entities controlled through contractual arrangements.

The Company is principally engaged in the sales of books, audio-visual products, periodicals, consumer electronics and other general merchandise on the internet. The Company’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

In September 2011, Dangdang Information established a subsidiary, Dangdang Information Technology (Tianjin) Co., Ltd., in Tianjin, the PRC, to expand the Company’s sales and fulfillment capacities and further develop the Company’s business.

Details of the Company’s subsidiaries and its Affiliated PRC Entities as of December 31, 2011 are as follows:

Company Subsidiaries	Date of Establishment	Place of Establishment	Percentage of Direct Ownership by the Company	Principal Activities
Beijing Dangdang Information Technology Co., Ltd. (“Dangdang Information”)	July 8, 1997	PRC	100%	Sales of books on the internet

Wuxi Dangdang Information Technology Co., Ltd. (“Wuxi Dangdang Information”)	August 11, 2010	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet

Dangdang Information Technology (Tianjin) Co., Ltd. (“Tianjin Dangdang Information”), a wholly owned subsidiary of Dangdang Information	September 8, 2011	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet

Beijing Dangdang Kewen E-Commerce Co., Ltd. (“Dangdang Kewen”)	August 24, 2004	PRC	Nil	Sales of audio-visual products, periodicals, consumer electronics and other general merchandise on the internet
Wuxi Dangdang Kewen E-Commerce Co., Ltd. (“Wuxi Dangdang Kewen”), a wholly owned subsidiary of Dangdang Kewen	September 20, 2010	PRC	Nil	Sales of consumer electronics and other general merchandise on the internet

Note: Dynamic Tech Holdings Ltd. and E-publishing Service Company Ltd., which were incorporated in 2011, have been omitted from this list since they are dormant companies and had no significant accounting transactions during the year ended December 31, 2011.

In order to comply with the PRC law and regulations which prohibit foreign control of companies involved in internet content, the Company operates its website and provides online sales in the PRC through Dangdang Kewen. The equity interests of Dangdang Kewen are legally held directly by Ms. Yu Yu and Mr. Guoqing Li, shareholders and directors of the Company. The effective control of Dangdang Kewen is held by Dangdang Information through a series of contractual arrangements (the “Contractual Agreements”). As a result of the Contractual Agreements, Dangdang Information maintains the ability to control Dangdang Kewen, is entitled to substantially all of the economic benefits from Dangdang Kewen and is obligated to absorb all of Dangdang Kewen’s expected losses. Therefore, the Company consolidates Dangdang Kewen in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation .

The following is a summary of the Contractual Agreements:

Loan agreement

The shareholders of Dangdang Kewen, namely Ms. Yu Yu and Mr. Guoqing Li, entered a loan agreement with Dangdang Information in December 2004. Under this loan agreement, Dangdang Information granted an interest-free loan of RMB2.0 million to Ms. Yu Yu and Mr. Guoqing Li, collectively, for their capital contributions to Dangdang Kewen. Dangdang Information will make further loans to Dangdang Kewen to support the continued development of its business operations. The term of the loan is from December 2004 until the date when Dangdang Information requests repayment. Dangdang Information may request repayment of the loan with 30 days’ advance notice. The loan is not repayable at the discretion of the shareholders.

Exclusive call option agreement

The shareholders of Dangdang Kewen entered into an option agreement with Dangdang Information in December 2004, under which the shareholders of Dangdang Kewen jointly and severally granted to Dangdang Information an option to purchase their equity interests in Dangdang Kewen. Under the option agreement, Dangdang Information will make loans to the founders pursuant to the development of the business operations of Dangdang Kewen. The purchase price will be set off against the loan repayment under the loan agreement. Dangdang Information may exercise such option at any time until it has acquired all equity interests of Dangdang Kewen or freely transfer the option to any third party and such third party may assume the rights and obligations of the option agreement.

Exclusive technical support service agreement

Dangdang Information and Dangdang Kewen entered into an exclusive technical support agreement in May 2006, under which Dangdang Kewen engages Dangdang Information as its exclusive provider of technical platform and technical support, maintenance and other services. Dangdang Kewen shall pay to Dangdang Information service fees determined based on the revenues of Dangdang Kewen. Dangdang Information shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has no definite term and can only be terminated mutually by the parties.

During the term of the agreement, Dangdang Kewen may not enter into any agreement with third parties for the provision of identical or similar services without prior consent of Dangdang Information.

Share pledge agreement

The shareholders of Dangdang Kewen entered into a share pledge agreement with Dangdang Information in December 2004 under which the shareholders pledged all of their equity interests in Dangdang Kewen to Dangdang Information as collateral for all of their payments due to Dangdang Information and to secure their obligations under the above agreements. Dangdang Kewen is prohibited from declaring any dividend during the term of the pledge. The shareholders of Dangdang Kewen may not transfer or assign the shares, the rights and obligations in the share pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Dangdang Information without Dangdang Information’s preapproval. Dangdang Information is entitled to transfer or assign in full or in part the shares pledged. In the event of default, Dangdang Information as the pledgee, will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment.

In July 2010, the Contractual Agreements were supplemented with the following terms:

•

Each shareholder of Dangdang Kewen has executed a power of attorney to appoint Dangdang Information as the irrevocable proxy to act on his or her behalf on all matters pertaining to Dangdang Kewen and to exercise all of his or her rights as a shareholder of Dangdang Kewen, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of his or her equity interests in Dangdang Kewen;

•

With respect to the share pledge agreement, distributions are not permitted, however, to the extent there is a distribution, including but not limited to any loans, the shareholders of Dangdang Kewen have to remit amounts in full to Dangdang Information immediately;

•

With respect to the share pledge agreement, Dangdang Information shall provide the necessary financial support to Dangdang Kewen to fund any losses incurred by Dangdang Kewen during the term of the pledge and not request for repayment if Dangdang Kewen is unable to do so;

•

With respect to the exclusive technical support service agreement, the annual fee can be set and revised annually by Dangdang Information unilaterally with reference to the performance of Dangdang Kewen; and

•	With respect to the option agreement, the purchase price of the equity interests in Dangdang Kewen is equal to the original capital contribution amount.

The aggregate carrying amounts of the total assets and total liabilities of the Affiliated PRC Entities as of December 31, 2011 were RMB580,179 (US$92,181) and RMB618,348 (US$98,246), respectively, including current assets of RMB576,091 (US$91,532), non-current assets of RMB4,088 (US$649), current liabilities of RMB618,348 (US$98,246) and non-current liabilities of nil. There was no pledge or collateralization of the Affiliated PRC Entities’ assets. Creditors of the Affiliated PRC Entities’ have no recourse to the general credit of the Dangdang Information, which is the primary beneficiary of the Affiliated PRC Entities. The Affiliated PRC Entities’ net deficit as of December 31, 2011 were RMB38,169 (US$6,065).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2— SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries and its Affiliated PRC Entities in which it has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, as Dangdang Information demonstrates its ability to control Dangdang Kewen through the Company’s rights to all the residual benefits Dangdang Kewen and Dangdang Information’s obligation to fund losses of Dangdang Kewen, the entity and its subsidiaries are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and PRC Affiliated Entities have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, sales returns, vendor and customer incentives, allowances for doubtful accounts, lower of cost and market of inventories, useful lives of long-lived assets, realization of deferred tax assets, share-based compensation expense and uncertain tax positions. Actual results could materially differ from those estimates.

Foreign currency translation and transactions

The functional currency of the Company is the United States dollar (“US$”). The Company’s subsidiaries and Affiliated PRC Entities determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters . The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Foreign exchange gains and losses are included in the consolidated statements of operations.

Convenience translation

Amounts in U.S. dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2939 to US$1.00 on December 30, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time deposits

Time deposits represent interest-bearing deposits held in commercial banks with original stated maturities of more than three months.

Held-to-maturity investments

The Company accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities (“ASC 320”). According to ASC 320, the investments in debt securities are accounted for as either “held-to-maturity”, “trading” or “available-for-sale”.

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of operations. No impairment loss was recognized on the held-to-maturity securities for any of years presented.

Inventories

Inventories, consisting of products available for sale and packaging material, are accounted for using the first-in first-out method, and are valued at the lower of cost or market. This valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

Fixed assets, net

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements and the lease term	0%

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for any of the years presented.

Fair value

Financial assets and liabilities of the Company primarily comprise of cash and cash equivalents, time deposits, held-to-maturity investments, accounts receivables, other receivables, amounts due from/to related parties, amounts due to selling shareholders, accounts payable, other payables and short-term bank loan. As of December 31, 2010 and 2011, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820 did not impact the Company’s financial condition, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

There were no financial instruments subject to fair value measurement as of December 31, 2010 and 2011.

Modification of Series C convertible preferred shares

The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the convertible preferred shares immediately after the amendment changed by more than 10 percent of the fair value of the convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the convertible preferred shareholders. When convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the convertible preferred shareholders. Modifications that result in a decrease in the fair value of the convertible preferred shares are not recognized.

Revenue

Revenue recognition

The Company’s principal business is to sell media products and general merchandise sourced from publishers, manufacturers and distributors in China, operate the dangdang.com marketplace program, under which third-party merchants sell general merchandise as well as render advertising services on the Company’s website. In accordance with ASC 605, Revenue Recognition (“ASC 605”), the Company records product sales and related costs on a gross basis when it is the primary obligor in a transaction. When the Company is not the primary obligor in a transaction and is instead acting as an agent, such as in transactions on the Company’s marketplace program, fees earned are recorded on a net basis.

Revenue is recorded net of value-added and business taxes.

Product revenue

Consistent with the criteria of Staff Accounting Bulletin No. 104, Revenue Recognition (“SAB 104”), the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Customers place their order for products online fixing the related selling price and shipping charge. Payment for the purchased product is made either before delivery or upon delivery. Revenue, net of discounts and return allowances, are recorded when title passes to customers upon delivery. Return allowances, which reduce product revenue, are estimated based on historical experience. Shipping charges to customers are included in product revenue and totaled RMB3,211, RMB12,727 and RMB19,490 (US$3,097) for the years ended December 31, 2009, 2010 and 2011, respectively.

Other revenue

Other revenue primarily consists of fees charged to third-party merchants participating in the Company’s marketplace program as well as advertising revenue. The fees are derived from a service charge to participate in the program for a designated period of time, a percentage of the transaction value and a fixed commission. Fee revenue is recognized ratably over the period of the arrangement, generally up to one year. Fees from transactions are recognized when the transaction is complete and collectability is reasonably assured. The Company recognizes advertising revenue based on the revenue recognition criteria in accordance with SAB 104.

Discount coupons

The Company periodically provides discount coupons to its customers for use in purchases that require a minimum transaction value. Coupons may be granted to customers to incentivize a current purchase. Discounts for current purchases are treated as a reduction of revenue for the related transaction. Coupons may also be given to a customer that has made a purchase of a minimum value but for which may only be used in a future purchase. During the year ended December 31, 2011, the Company made extensive use of such coupons to incentivize future purchases. When the right to purchase discounted products in the future does not represent a significant and incremental discount to the customer, such right is not considered an element of an arrangement within the scope of the multiple-element arrangements guidance in ASC 605. The discounts for future purchases, when accepted by the customer, are treated as a reduction of revenue when the future transaction is recognized. When the right to discounts for future purchases represents a significant and incremental discount to the customer, such right is accounted for as a separate element under ASC 605. As of December 31, 2011, the outstanding coupons did not represent a significant and incremental discount to the customers.

Gift cards

The Company records deferred revenue when it sells gift cards. The Company records revenue when a customer redeems the gift card. Gift cards are generally valid for one year from the date of issuance. Unredeemed amounts are recorded in other revenue when the gift card expires.

Loyalty programs

Customers may earn loyalty points from the purchase of merchandise from the Company. Points are earned based on the amount and types of merchandise purchased and expire at the end of the next calendar year. Customers may redeem the loyalty points for discount coupons to be used on future purchases of selected items on the Company’s website or exchanged for discount coupons for third-party products or services. The Company does not pay nor has any obligations to the third-party providers. Instead, such program allows third-party providers a channel to the Company’s customers. In addition, customers may attain a tiered membership status based on the value of merchandise purchased over the past twelve months. Membership status entitles the holder to certain discounts on future purchases of selected items on the Company’s website. Membership status is subject to renewal every twelve months. The Company accrues for the estimated incremental cost of redeeming the benefits at the time the benefits are earned by the customer. Estimated incremental costs have been insignificant since the inception of the respective loyalty programs.

Cost of revenue

Cost of revenue represents cost of goods sold including the purchase price of consumer products and content sold by the Company as well as packaging supplies. Dangdang Information is subject to business tax and other surcharges on the revenue earned for exclusive technical support provided to Dangdang Kewen, pursuant to the Contractual Agreements (note 1). Such business tax and other surcharges have been insignificant for the years presented.

Rebates and promotion fees

The Company has agreements to receive consideration from certain of its vendors, including rebates for products it sells over a period of time as well as for promoting vendors’ products during the year. The rebates are not sufficiently separable from the Company’s purchase of the vendors’ products and they do not represent a reimbursement of costs incurred by the Company to sell vendors’ products. Rebates which are based on the volume of sales to the Company’s customers for a specified period are accounted for as a reduction of “cost of revenues” when the volume thresholds are met and the amount of rebate is determinable. Promotion fees related to specific inventory sold are recorded as a reduction of “cost of revenues” when the item is sold. Rebates and promotion fees that are not linked to the volume of sales to the Company’s customers or specific inventory sold are allocated between “cost of revenues” and “inventories” based on purchases for the year.

Fulfillment

Fulfillment costs represent those costs incurred in out-bound shipping and operating and staffing the Company’s fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; and responding to inquiries from customers. Fulfillment costs also include amounts payable to third parties that assist the Company in fulfillment and customer service operations. Out-bound shipping costs totaled RMB119,279, RMB162,365 and RMB264,656 (US$42,050) for the years ended December 31, 2009, 2010 and 2011, respectively.

Marketing

Marketing costs consist primarily of advertising costs, promotion costs relating to marketing activities and payroll and related expenses for personnel engaged in marketing, business development and selling activities.

Advertising costs, expensed as incurred, totaled RMB34,757, RMB72,893 and RMB141,773 (US$22,525), in the years ended December 31, 2009, 20010 and 2011, respectively.

Technology and content

Technology and content expenses consist principally of payroll and related expenses for employees involved in category expansion, cell phone application development, e-book platform development, editorial content, and systems support, as well as costs and depreciation associated with the computing, storage and telecommunications infrastructure used internally and supporting online activities.

Technology and content costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal, and human relations, among others; costs associated with use by these functions of facilities and equipment, such as depreciation expense and rent; and other general corporate costs.

Leases

The Company enters into operating leases wherein payments are recognized as an expense on a straight-line basis over the lease term. The Company had no capital leases for any of the years stated herein.

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For the years presented, the Company’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statement of changes in shareholders’ (deficit) equity.

Government grants

Government grants received in connection with the maintenance of the Company’s operations in specific locations are recognized as deferred government grants when received and recorded as other operating income over the period the attached conditions are met and the government grants are earned.

If the purpose of the government grant is specifically defined in the terms and conditions of the contract, the grant received is recorded as an offset to the specified expense. The amount recorded to offset marketing expenses for the years ended December 31, 2009, 2010 and 2011 was RMB nil, RMB nil and RMB10,000 (US$1,589), repsectively.

Income tax

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statement of operations.

In accordance with the provisions of ASC 740, Income Taxes , the Company recognizes in its financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

The Company’s employees and directors participate in the Company’s 2004 and 2010 Share Incentive Plan. The Company applies ASC 718, Compensation-Stock Compensation (“ASC 718”) , to account for its employee share-based payments.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

In accordance with ASC 718, the Company records the incremental fair value, if any, of the modified award, as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Income (loss) per share

Income (loss) per share is calculated in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic income (loss) per common share is computed by dividing net income (loss) attributable to holders of common shares by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income (loss) is allocated between the Class A and Class B common shares and other participating securities based on their participating rights. Diluted income (loss) per common share reflects the potential dilution that could occur if securities to issue common shares were exercised. The dilutive effect of convertible preferred shares and outstanding share-based awards is reflected in the diluted income (loss) per share by application of the if-converted method and treasury stock method respectively. Dilutive equivalent shares are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive. The computation of the dilutive net income (loss) per share of Class A common share assumes the conversion of Class B common shares, while the diluted income per share of Class B common share does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B common shares are identical, except with respect to voting. In accordance with ASC 260, the undistributed income for each year is allocated based on the contractual participation rights of the Class A and Class B common shares as if the income for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed income is allocated on the proportionate basis of the weighted average number of respective common shares.

Segment reporting

The Company follows ASC 280, Segment Reporting . The Company’s chief operating decision maker, who has been identified as the executive chairwoman of the board of directors, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, other receivables, time deposits and held-to-maturity investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2011, substantially all of the Company’s cash and cash equivalents, time deposits and held-to-maturity investments were managed by financial institutions located in the Mainland China and Hong Kong, which management believes are of high credit quality. Accounts receivable are typically unsecured and are derived from revenue earned from customers and collected on behalf of third party couriers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its couriers and its ongoing monitoring process of outstanding balances.

Concentration of customers and suppliers

There are no revenues from customers or purchases from suppliers which individually represent greater than 10% of the total revenues and purchases for the years ended December 31, 2009, 2010 and 2011.

Currency convertibility risk

The Company transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the U.S. dollar against RMB was approximately 3.01% and 4.58% in 2010 and 2011, respectively. While the international reaction to the RMB appreciation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant appreciation of the RMB against the U.S. dollar.

Business risk

Foreign ownership of Internet-based businesses is subject to significant restrictions under current PRC laws and regulations. Foreign investors are not allowed to own more than 50% equity interest in any entity with an Internet content distribution business. Currently, the Company conducts its operations in China through a series of contractual arrangements entered into among Dangdang Information, Dangdang Kewen and its shareholders. The relevant regulatory authorities may find the current ownership structure, contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations.

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”) . The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective for all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company will adopt the guidance as of January 1, 2012. The Company does not expect that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”) . The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. This guidance is to be applied retrospectively and is effective for interim or annual periods beginning after December 15, 2011. In addition, in December 2011, the FASB issued revised guidance on ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards (“ASU 2011-12”). The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company will adopt ASU 2011-05 and ASU 2011-12 as of January 1, 2012, resulting in presentation changes to its consolidated financial statements.

In November 2011, the FASB issued ASU No. 2011-11, Disclosures About Offsetting Assets and Liabilities (“ASU 2011-11”) . The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company does not expect that the adoption of ASU 2011-11 will have a material impact on its consolidated financial statements.

HELD-TO-MATURITY INVESTMENTS	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY INVESTMENTS
HELD-TO-MATURITY INVESTMENTS

Note 3—HELD-TO-MATURITY INVESTMENTS

The Company held fixed income investments issued by banks in the PRC most of which had matured during the year.

As of December 31, 2011, the Company held an RMB 20,000 (US$3,178) one-year fixed income investment with an interest rate of 6% per annum that will mature in May 2012.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

Note 4—INVENTORIES

	As of December 31,
	2010	2011
	RMB	RMB	US$
Media products	734,008	1,191,011	189,233
General merchandise	154,422	378,499	60,137
Packing materials and others	7,843	13,773	2,188

	896,273	1,583,283	251,558

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5—PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2010	2011
	RMB	RMB	US$
Prepayments to suppliers	572	14,852	2,360
Prepayments to related parties	9,625	9,625	1,529
Rental, insurance and other expenses	7,442	10,398	1,652
Rebates and promotion fees receivable	49,492	74,714	11,871
Warehouse deposits	11,510	9,464	1,504
Interest receivable	—	13,738	2,183
Value-added tax receivable, net	16,435	—	—
Other receivables	5,563	9,516	1,511

	100,639	142,307	22,610

FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2011
FIXED ASSETS, NET
FIXED ASSETS, NET

Note 6—FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2010	2011
	RMB	RMB	US$
Electronic equipment	76,793	94,783	15,060
Other office and warehouse equipment	15,274	53,570	8,511
Vehicles	1,304	2,005	319
Leasehold improvements	7,207	12,489	1,984

	100,578	162,847	25,874
Less: accumulated depreciation	(44,644)	(66,235)	(10,524)

Fixed assets, net	55,934	96,612	15,350

Depreciation expense was RMB12,742 ,RMB20,098 and RMB24,870 (US$3,951) for the years ended December 31, 2009, 2010 and 2011, respectively.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

Note 7—ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2010	2011
	RMB	RMB	US$
Accrued expenses	49,818	128,367	20,395
Accrued payroll	19,447	27,258	4,331
Taxes payable	32,312	8,462	1,345
Deposits from service providers	27,260	28,462	4,522
Sales refund payable	24,300	18,743	2,978
Other payables	17,212	54,800	8,707

	170,349	266,092	42,278

AMOUNTS DUE TO SELLING SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
AMOUNTS DUE TO SELLING SHAREHOLDERS
AMOUNTS DUE TO SELLING SHAREHOLDERS

Note 8—AMOUNTS DUE TO SELLING SHAREHOLDERS

The balance as of December 31, 2010 represented the initial public offering proceeds received on behalf of the selling shareholders and was settled in January 2011.

SHORT-TERM BANK LOAN	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOAN
SHORT-TERM BANK LOAN

Note 9—SHORT-TERM BANK LOAN

The outstanding short-term bank loan, amounting to RMB150,000 (US$23,833) as of December 31, 2011, carried an interest rate of 7.02% per annum and was unsecured and repayable in January 2012. The interest expense recognized for the year ended Decemebr 31, 2011 was RMB259 (US$41).

PRODUCT REVENUE	12 Months Ended
Dec. 31, 2011
PRODUCT REVENUE
PRODUCT REVENUE

Note 10—PRODUCT REVENUE

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Media products	1,297,120	1,863,431	2,457,423	390,445
General merchandise	152,976	392,090	1,094,087	173,833

	1,450,096	2,255,521	3,551,510	564,278

OTHER INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2011
OTHER INCOME (EXPENSE), NET
OTHER INCOME (EXPENSE), NET

Note 11—OTHER INCOME (EXPENSE), NET

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Exchange income (loss)	354	(2,317)	49,994	7,943
Other non-operating income	415	278	6,607	1,050
Other non-operating expenses	(209)	(1,234)	(2,771)	(440)

	560	(3,273)	53,830	8,553

INCOME TAX BENEFIT (EXPENSE)	12 Months Ended
Dec. 31, 2011
INCOME TAX BENEFIT (EXPENSE)
INCOME TAX BENEFIT (EXPENSE)

Note 12—INCOME TAX BENEFIT (EXPENSE)

Cayman Islands and Britsh Virgin Islands

Under the current laws of the Cayman Islands and Britsh Virgin Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands and Britsh Virgin Islands withholding tax will be imposed.

China

The Company’s PRC subsidiaries and PRC Affiliated Entities are subject to the statutory rate of 25% in 2009, 2010 and 2011 in accordance with the new enterprise income tax law which was effective on January 1, 2008.

Dividends paid by PRC subsidiaries of the Company out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax is 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

Income (loss) before income taxes consists of:

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Non-PRC	(8,135)	(17,386)	55,229	8,775
PRC	25,051	36,107	(259,390)	(41,212)

	16,916	18,721	(204,161)	(32,437)

Income taxes consist of:

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Current income tax	—	(11,937)	(328)	(52)
Deferred income tax benefit	39,260	40,479	68,876	10,943
Valuation allowance	(39,260)	(16,481)	(92,874)	(14,756)

	—	12,061	(24,326)	(3,865)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Income tax computed at applicable tax rates (25%)	4,229	4,680	(51,040)	(8,109)
Effect of different tax rates in different jurisdictions	2,033	4,347	(13,807)	(2,194)
Non-deductible expenses	386	526	(3,470)	(551)
Effect of expired tax losses	8	1,030	—	—
Other adjustments	—	135	(231)	(37)
Changes in valuation allowance	(6,656)	(22,779)	92,874	14,756

	—	(12,061)	24,326	3,865

The PRC income tax returns for fiscal year 2006 through fiscal year 2011 remain open for examination.

The components of deferred taxes are as follows:

	As of December 31,
	2010	2011
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	19,987	31,697	5,036
Inventories	7,961	10,691	1,699
Provisions	832	800	127

Total deferred tax assets, current portion	28,780	43,188	6,862
Valuation allowance	(6,685)	(43,188)	(6,862)

Deferred tax assets, current portion, net	22,095	—	—

Deferred tax assets, non-current portion
Fixed assets	1,903	610	97
Net operating losses	9,796	65,557	10,416

Total deferred tax assets, non-current portion	11,699	66,167	10,513
Valuation allowance	(9,796)	(66,167)	(10,513)

Deferred tax assets, non-current portion, net	1,903	—	—

During the year ended December 31, 2011, the Company reassessed the realizability of deferred tax assets and concluded that it is more likely than not the entire of deferred tax assets will not be realized. Therefore, the Company recognized a full valuation allowance against deferred tax assets as of December 31, 2011.

As of December 31, 2011, the Company had net operating losses of approximately RMB262,222 (US$41,663), which can be carried forward to offset future net profit for income tax purposes. The net operating loss will expire in 2016 if not utilized.

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Balance at January 1	547	4,664	596	95
Additions based on tax positions related to the prior years	—	—	787	125
Additions based on tax positions related to the current year	4,117	—	—	—
Reductions for tax positions of prior years	—	(4,068)	—	—
Reductions for tax positions of the current year	—	—	(734)	(117)

Balance at December 31	4,664	596	649	103

At December 31, 2009, 2010, and 2011, the Company had approximately RMB4,664, RMB596 and RMB624 (US$99) of unrecognized tax benefits related to uncertain tax positions. The Company does not anticipate any material changes to its uncertain tax positions in the next 12 months.

There is no current need for the Company to accrue interest or penalty associated with the uncertain tax positions, and, accordingly, no such accruals have been made in the Company’s account.

The PRC tax law provides a 3-5 years statute of limitation and the Company’s income tax returns are subject to examination by tax authorities during that period.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Note 13—RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
Ms. Yu Yu	Shareholder and executive chairwoman of the Company

Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company

Beijing Kewen Cambridge Book Co., Ltd. (“BKCB”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Kewen Guolue Information Technology Co., Ltd. (“BKGI”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Tripod Enterprises Holding Limited (“Tripod”)	Entity indirectly controlled by a family member of Ms. Yu Yu

Kewen Holding Co. Limited (“Kewen Holding”)	Entity indirectly controlled by Mr. Guoqing Li

b)	The Company had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Purchases of goods
BKCB	4,280	4,100	—	—

Service fees
BKCB	5,129	3,716	3,716	590
BKGI	8,146	5,909	5,909	939

Consulting fees
Tripod	1,366	—	—	—
Kewen Holding	1,366	—	—	—

Repayment of loans
Ms. Yu Yu and Mr. Guoqing Li	380	—	—	—

The purchases from BKCB, service fees paid to BKCB and BKGI and consulting fees paid to Tripod and Kewen Holding were determined by the mutually agreed amounts and payment terms.

In March 2006, the Company entered into a service agreement with BKCB and BKGI. Pursuant to such agreement the Company was charged a 3% commission on the sales of media products related to children, economics and management. In August 2010, the Company entered into an amendment to the service agreement to revise the service fees from a percentage of relevant revenues to a fixed amount of RMB28,875 for the period from January 1, 2010 to December 31, 2012. The amendment also provides that the agreement will terminate on December 31, 2012 and will not be renewed. Such amount was paid by the Company in October 2010.

The consulting agreements were terminated effective from January 1, 2010.

The loans to Ms. Yu Yu and Mr. Guoqing Li were unsecured, interest-free and repayable on demand. The balance was fully repaid in 2009.

c)	The balances between the Company and its related parties as of December 31, 2010 and 2011 are listed below:

	As of December 31,
	2010	2011
	RMB	RMB	US$
Due from related parties:
BKCB	3,014	188	30
BKGI	—	—	—

	3,014	188	30

Prepayment to related parties:
BKCB	7,432	3,716	590
BKGI	11,818	5,909	939

	19,250	9,625	1,529

Due to related parties:
BKCB	4,553	2,511	399
BKGI	—	—	—
Tripod	5,415	5,152	818
Kewen Holding	5,285	5,028	799

	15,253	12,691	2,016

Outstanding balances at the balance sheet dates were unsecured, interest-free, and had no specified repayment terms. There have been no guarantees provided or received for any related party receivables or payables.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

Note 14—EMPLOYEE BENEFITS

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries and Affiliated PRC Entities of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB9,719, RMB22,527 and RMB36,162 (US$5,746) for the years ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note 15—COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases office and fulfillment centers under non-cancelable operating leases. Rental expenses under the operating leases were RMB16,792, RMB34,879 and RMB57,689 (US$9,166) for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2012	96,196	15,284
2013	68,606	10,900
2014	63,127	10,030
2015	30,816	4,896
2016	25,715	4,086
Thereafter	172,094	27,343

	456,554	72,539

Litigation, claims and assessments

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. Management does not expect the results of any of these actions to have a material adverse effect on the Company’s business, results of operations or financial condition. As of December 31, 2011, the Company has not accrued any contingent losses regarding such claims as the estimated costs are insignificant.

COMMON SHARES	12 Months Ended
Dec. 31, 2011
COMMON SHARES
COMMON SHARES

Note 16—COMMON SHARES

On September 10, 2010, the shareholders of the Company approved a dual-class common share structure, under which the 175,944,260 common shares outstanding as of the date were re-registered as Class B common shares, and all the remaining 324,055,740 authorized but unissued common shares were re-registered as Class A common shares. The two classes of common shares have identical rights except for different voting rights and conversion rights; the holders of each Class A common share issued and outstanding are entitled to one vote per share and the holders of each Class B common share issued and outstanding are entitled to ten votes per share. Each Class B common share is convertible to one Class A common share at any time whereas Class A common shares are not convertible into Class B common shares under any circumstances. In addition, if at any time Ms. Yu Yu, executive chairwoman of the Company, Mr. Guoqing Li, chief executive officer of the Company, and their affiliates collectively own less than 5% of the total number of the issued and outstanding Class B common shares (taking into account all of the issued and outstanding preferred shares on an as-converted basis), each issued and outstanding Class B common share will be automatically and immediately converted into one share of Class A common share, and the Company will not issue any Class B common shares thereafter the re-registration of common shares as Class B common shares were accounted for under the carry over basis.

SHARE SPLIT	12 Months Ended
Dec. 31, 2011
SHARE SPLIT
SHARE SPLIT

Note 17— SHARE SPLIT

On November 15, 2010, the Company’s shareholders approved and amended the Articles of Association to authorize a ten-for-one split of the Company’s issued and outstanding shares. As of November 15, 2010, this share split increased the number of issued and outstanding Class A common shares and Class B common shares from 1,006,000 shares and 17,594,426 shares to 10,060,000 and 175,944,260 shares, respectively, and increased the number of issued and outstanding Series A, Series B and Series C convertible preferred shares from 4,428,571, 4,399,574 and 4,926,850 to 44,285,710, 43,995,740 and 49,268,500 shares. Each common and convertible preferred share of the Company was subdivided into ten shares at a par value of US$0.0001.

All common and convertible preferred shares and per share amounts presented in the accompanying consolidated financial statements had been retrospectively adjusted for all periods presented, to give effect to the share split. The par value of each common and convertible preferred share had been retrospectively adjusted as if it had been in proportion to the ten-for-one share split.

CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

Note 18—CONVERTIBLE PREFERRED SHARES

The holders of Series A, B and C convertible preferred shares (collectively, “Convertible Preferred Shares”) had various rights and preferences as follows:

Voting

In a shareholders’ meeting, the holder of each common share issued and outstanding had one vote in respect of each common share held, and the holder of each Convertible Preferred Share was entitled to the number of votes equal to the number of common shares into which such Convertible Preferred Shares could be converted.

Dividends

Each holder of Series A, B and C convertible preferred shares was entitled to dividends at the rate of US$0.0112, US$0.0172 and US$0.0534 per annum (as adjusted for any stock dividends, combinations or splits with respect to such shares), respectively prior and in preference to any declaration or payment of any dividend (payable other than in common shares) on the common shares. Such dividends were payable only when, as, and if declared by the board of directors and were non-cumulative. After the holders of the Series A, B and C convertible preferred shares had received the full dividend preferences as set forth above, any additional dividends or distributions declared by the board of directors out of funds legally available were distributed ratably among all holders of common shares and holders of the Series A, B and C convertible preferred shares on an as-converted basis.

Liquidation preference

In the event of liquidation, dissolution, or winding up of the Company, distributions to the members shall be made in the following priority:

(i)	US$0.668 per share to the holders of Series C convertible preferred shares, then

(ii)	US$0.170 per share to the holders of Series B convertible preferred shares, and

(iii)	US$0.140 per share to the holders of Series A convertible preferred shares, plus any declared but unpaid dividends on such shares on a pari passu basis. Thereafter common shareholders are entitled to receive the entire remainder of the proceeds.

A sale of all or substantially all assets of the Company, or a merger, reorganization or other transaction in which more than 50% of the outstanding voting power of the Company is transferred will be treated as a liquidation event, thereby triggering the liquidation payment.

Conversion

Each Series A, B and C convertible preferred share was initially convertible into one common share (subject to certain anti-dilution adjustments) at any time at the holder’s option.

Each Series A, B and C convertible preferred share would be automatically converted into such number of fully paid common shares as would be determined by dividing US$0.140, US$0.215 and US$0.668 by the then effective applicable conversion price respectively upon the closing of a qualified firm commitment underwritten public offering.

If the Company issued additional shares (including common and Convertible Preferred Shares but excluding common shares issued under stock option plans) for a consideration per share less than the conversion price for each class of preferred shares in effect on the date of and immediately prior to such issue, then in such event, the conversion price for each class of Convertible Preferred Shares would be reduced concurrently with such issue according to a pre-determined formula. Such adjustments could be specifically exempted by either the vote or written consent of the holders of the majority of the then outstanding Convertible Preferred Shares.

As a result of the issuance of common shares to Ms. Yu Yu and an investor in 2004, the conversion price for Series A convertible preferred shares was adjusted to US$0.122 per share. On August 2, 2010, all the Series A convertible preferred shareholders adopted unanimous written confirmation stating that the issuance of such common shares had been exempted from the adjustments of the conversion price for Series A convertible preferred shares.

Earnings adjustment and modification of Series C Convertible Preferred Shares

The Series C Convertible Preferred Shares were subject to a conversion price adjustment provision if certain revenue and net loss targets were not achieved for the year ended December 31, 2006. Based on the actual results of operations of the Company for the year ended December 31, 2006, the conversion price for Series C Convertible Preferred Shares was adjusted downwards from US$0.668 per share to US$0.548 per share based on a pre-determined formula. The Company and the Series C Convertible Preferred Shareholders agreed that the Series C Convertible Preferred Shares conversion price would not be adjusted for the earnings adjustment as previously agreed. The Company would instead issue a total of 8,849,330 shares of Series C Convertible Preferred Shares to its existing Series C Convertible Preferred Shareholders for a consideration of US$0.0001 per Series C Convertible Preferred Share. In June 2010, 8,849,330 additional Series C Convertible Preferred Shares were issued to the Series C Convertible Preferred Shareholders for a consideration of US$0.0001 per Series C Convertible Preferred Share and the conversion price for Series C Convertible Preferred Shares was reverted back to the original conversion price of US$0.668 per share. This amendment had no effect on the number of common shares each Series C convertible preferred shareholder would receive upon the conversion of the Series C Convertible Preferred Shares immediately before and after the change of the terms. The preferred dividends for each Series C Convertible Preferred Share were also adjusted to US$0.0438 per share per annum so that the total preferred dividends for each holder of Series C Convertible Preferred Shares remain the same.

Registration Rights

Upon completion of a qualified public offering, the holders of Series A, B and C convertible preferred shares would be entitled to request that the Company use its best efforts to register their common shares under the Securities Act of 1933, following the expiration of the six-month lockup period after the offering, subject to the terms of the shareholders’ agreement. The Company has no obligation to pay any consideration in the event registration is not successful.

Accounting for the Convertible Preferred Shares

The Convertible Preferred Shares were classified as mezzanine equity because they were subject to redemption by the Company upon the occurrence of a change-in-control event that does not result in the liquidation or termination of the Company. The Convertible Preferred Shares were not redeemable until the occurrence of a deemed liquidation event, pursuant to the respective convertible preferred share agreements. No subsequent accretion to the respective redemption values is necessary until it is probable a deemed liquidation event is to occur.

The carrying values of the Series A and C convertible preferred shares were the issuance price at their respective issuance dates less the attributable issuance costs. The carrying value of the Series B convertible preferred shares was based on its relative fair value with the common shares that were issued concurrently with the Series B convertible preferred shares. The Company evaluated the Convertible Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there was any beneficial conversion feature. The Company determined there were no embedded derivatives requiring bifurcation because the Convertible Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading its shares.

Beneficial conversion features exist when the conversion price of the Convertible Preferred Shares is lower than the fair value of the common shares at the commitment date. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible preferred shares as a contribution to additional paid-in capital. The resulting discount to the Convertible Preferred Shares would be then accreted immediately as the Convertible Preferred Shares were convertible at any time after issuance by the respective holders. The Company assessed the fair value of the common shares at the commitment date, with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of such fair value. No beneficial conversion feature was recognized for the Convertible Preferred Shares as the fair value per common share at the commitment date was less than the most favorable conversion price. In addition, the adjustment of the Series A convertible preferred shares conversion price and the issuance of Series B and C convertible preferred shares did not trigger any contingent beneficial conversion features. The downward adjustment of the conversion price for Series C convertible preferred shares also did not trigger any contingent beneficial conversion features.

Accounting for the modification of Series C Convertible Preferred Shares

The Company considers that a change in fair value exceeding 10% immediately after the change of the terms to be substantive and thus triggers extinguishment. A change in fair value not exceeding 10% immediately after the change of the terms is considered non-substantive and thus is subject to modification accounting. The Company assessed the total fair value of the Series C Convertible Preferred Shares immediately before and after the change of the terms with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of such fair value. The total fair value of the Series C Convertible Preferred Shares increased by RMB1,779, or 0.6% immediately after the change of the terms. Thus such change was accounted for as a modification and the amount was treated as a deemed dividend to the convertible preferred shareholders and deducted from the net income attributable to common shareholders.

Upon the completion of the initial public offering in December 2010, each Convertible Preferred Share was automatically converted into one Class B common share. As a result, 137,549,950 Class B common shares were issued, and the balance of Convertible Preferred Shares balance as of December 31, 2010 was RMB nil.

INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
INCOME (LOSS) PER SHARE
INCOME (LOSS) PER SHARE

Note 19—INCOME (LOSS) PER SHARE

Basic and diluted income per share for each of the year ended December 31, 2009 is calculated as follows:

Year Ended December 31, 2009
RMB
Numerator:
Net income	16,916
Undistributed income allocated to convertible preferred shareholders	(16,916)

Net income attributable to common shareholders for computing basic and diluted income per common share	—

Denominator:

Weighted average number of common shares outstanding for computing basic income per common share	175,644,260
Dilutive options	—

Weighted average number of common shares outstanding for computing fully-diluted income per common share	175,644,260
Basic income per share	—

Diluted income per share	—

Basic income (loss) per share for the years ended December 31, 2010 and 2011 presented are calculated as follows:

	Year Ended December 31,
	2010		2011
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Basic income (loss) per share:
Numerator:
Allocated net income (loss)	150	30,632	(109,340)	(17,372)	(119,147)	(18,930)
Deemed dividend on Series C convertible preferred shares	—	(1,779)	—	—	—	—

Net income (loss) attributable to Class A and Class B common shareholders	150	28,853	(109,340)	(17,372)	(119,147)	(18,930)
Undistributed income allocated to convertible preferred shareholders	—	(24,792)	—	—	—	—

Net income (loss) attributable to Class A and Class B common shareholders for computing basic income (loss) per Class A and Class B common share	150	4,061	(109,340)	(17,372)	(119,147)	(18,930)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	188,572,218	205,486,874	205,486,874

Basic income (loss) per Class A and Class B common shares	0.02	0.02	(0.58)	(0.09)	(0.58)	(0.09)

Diluted income (loss) per share for the years ended December 31, 2010 and 2011 presented are calculated as follows:

	Year Ended December 31,
	2010		2011
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Diluted income (loss) per share:
Numerator:
Allocated net income (loss)	714	30,068	(109,340)	(17,372)	(119,147)	(18,930)
Deemed dividend on Series C convertible preferred shares	—	(1,779)	—	—	—	—

Net income (loss) attributable to Class A and Class B common shareholders	714	28,289	(109,340)	(17,372)	(119,147)	(18,930)
Undistributed income allocated to convertible preferred shareholders	—	(24,561)	—	—	—	—

Allocation of undistributed income (loss) for diluted net income per Class A and Class B common share computation	714	3,728	(109,340)	(17,372)	(119,147)	(18,930)
Reallocation of undistributed income (loss) as a result of conversion of Class B to Class A common shares	3,728	—	(119,147)	(18,930)	—	—

Net income attributable to Class A and Class B common shareholders for computing diluted income (loss) per Class A and Class B common share	4,442	3,728	(228,487)	(36,302)	(119,147)	(18,930)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	188,572,218	205,486,874	205,486,874
Conversion of Class B to Class A common shares	181,562,768	—	205,486,874	205,486,874	—	—
Dilutive options	28,084,300	—	—	—	—	—

Weighted average number of Class A and Class B common shares outstanding for computing diluted income (loss) per Class A and Class B common share	216,359,263	181,562,768	394,059,092	394,059,092	205,486,874	205,486,874

Diluted income (loss) per Class A and Class B common share	0.02	0.02	(0.58)	(0.09)	(0.58)	(0.09)

The convertible preferred shareholders receive dividends in preference to the common shareholders when declared. Under the two-class method, undistributed income is allocated to common shares and participating securities to the extent that each security may share in earnings as if all of the income for the year had been distributed. For the year ended December 31, 2009, as set out in the two-class method, undistributed income was allocated to convertible preferred shareholders for preferred dividends to the extent there was income to be distributed because the contractual preferred dividends were in excess of the net income attributable to common shareholders. For the year ended December 31, 2010, the undistributed income allocated to convertible preferred shareholders consisted of the contracted preferred dividends and their share of the remaining income distributable on the as-converted basis among common shareholders and convertible preferred shareholders.

The effects of share options and conversion features of the Convertible Preferred Shares have been excluded from the computation of diluted income per share for the year ended December 31, 2009 as their effects would be anti-dilutive. The effect of conversion features of the Convertible Preferred Shares has been excluded from the computation of diluted income per share for the year ended December 31, 2010 as the effect would be anti-dilutive. The effect of share options has been excluded from the computation of diluted loss per share for the year ended December 31, 2011 as the effect would be anti-dilutive.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Note 20—SHARE-BASED COMPENSATION

The Company’s shareholders approved two share incentive plans in 2004 and 2010, respectively. Under the 2004 plan, the Company may issue option awards to its directors, employees and other eligible persons. The exercise price, vesting and other conditions of individual awards are determined by the board of directors of the company and its executive chairwoman within the scope authorized by the board. Since November 15, 2010, the date of effectiveness of the 2010 plan, no options or other incentive shares may be granted under the 2004 plan. Under the 2010 plan, the company may issue restricted share units, restricted shares and options awards to the directors, employees and other eligible persons. Typically the awards are subject to a 3 to 4 year service vesting condition and expire 7 to 10 years after the grant date.

The following table summarizes the share option activity under the 2004 and 2010 Plans for the year ended December 31, 2011:

	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2011	32,823,600	0.60	0.21	—	—
Granted	1,929,690	0.93	1.15	—	—
Exercised	(5,945,210)	0.52	0.15	—	—
Expired	(414,720)	0.68	0.28	—	—
Forfeited	(3,241,520)	0.92	0.45	—	—

Outstanding, December 31, 2011	25,151,840	0.55	0.28	5.5	8,341

Vested and expected to vest at December 31, 2011	24,546,390	0.42	0.22	5.4	8,351

Exercisable at December 31, 2011	17,155,360	0.39	0.15	4.4	8,435

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s common shares as of December 31, 2011 and the exercise prices of the equity awards.

On December 8, 2011, the exercise price of certain share options was adjusted downwards from US$1.2 and US$2.36 to US$0.93 per share. The total incremental share-based compensation expense resulting from the modification was RMB2,030 (US$322), with RMB535 (US$85) recognized as additional share-based compensation expense in 2011 and RMB1,495 (US$237) to be recognized over the remaining vesting period.

As of December 31, 2011, there was RMB27,524 (US$4,373) of unrecognized share-based compensation costs related to equity awards that is expected to be recognized over a weighted-average vesting period of 2.56 years. To the extent the actual forfeiture rate is different from the Company’s estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The fair value of each option award was estimated using the binomial option pricing model by the Company, with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of all amounts related to share-based compensation recorded in the financial statements. The volatility assumption was calculated based on the price of the underlying common shares over the expected term of the option and the price volatility of the shares of comparable companies. The risk-free rate was based on the market yield of U.S. Treasury Bills with maturity terms equal to the expected term of the option awards. The sub optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. Forfeitures were estimated based on historical experience.

The following table presents the assumptions used to estimate the fair values of the share options granted/modified in the years presented:

	2009	2010	2011
Expected volatility range	74.5% -77.8%	70.5%	68.3-68.6%
Risk-free interest rate	3.1% -3.7%	4.1%	2.2%-3.2%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5	1.5	1.5

The aggregate intrinsic value of the equity awards exercised for the three years ended December 31, 2009, 2010 and 2011, were RMB nil, RMB52,222 and RMB2,125 (US$338), respectively. The total fair value of the equity awards vested during the year ended December 31, 2009, 2010 and 2011 were RMB3,997, RMB7,151 and RMB11,220 (US$1,783), respectively.

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2009, 2010 and 2011 are included in:

	2009	2010	2011
	RMB	RMB	RMB	US$
Fulfillment	764	1,096	1,491	237
Marketing	131	233	300	48
Technology and content	479	787	1,372	218
General and administrative	2,623	8,184	8,294	1,318

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

Note 21—RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Dangdang Information, Wuxi Dangdang Information and Tianjin Dangdang Information were established as foreign invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide at least 10% of its annual after-tax profit to the statutory common reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Dangdang Kewen and Wuxi Dangdang Kewen were established as a domestic invested enterprise and therefore are subject to the above mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. Since Dangdang Information, Dangdang Kewen, Wuxi Dangdang Information and Wuxi Dangdang Kewen were in an accumulated loss position, no such reserve fund was appropriated for the three years ended December 31, 2009, 2010 and 2011. Tianjin Dangdang Information was newly established in 2011 and was in a loss position, thus no such reserve fund was appropriated for the year ended December 31, 2011.

The amount of net assets restricted was RMB7,480 (US$1,188) as of December 31, 2011.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Note 22—SUBSEQUENT EVENTS In January 2012, the Company repaid the short-term bank loan amounting to RMB150,000 (US$23,833), together with interest of RMB612 (US$97).